Debt - Lionsgate Exchange Notes and Existing Notes - Narrative (Details) - Senior Notes $ in Millions	May 08, 2024 USD ($)
Exchange Notes
Debt Instrument [Line Items]
Debt conversion, original debt, amount	$ 389.9
Coupon rate (as percent)	5.50%
Exchange Notes | Maximum
Debt Instrument [Line Items]
Coupon rate (as percent)	6.00%
Existing Notes
Debt Instrument [Line Items]
Coupon rate (as percent)	5.50%